NOTE 8 - FINANCING ARRANGEMENTS (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Debt [Table Text Block]
Long-term debt consists of the following:

Long-term debt consists of the following:

	December 29, 2012	December 31, 2011
Mortgage TD Bank - Cheshire	$6,540	-
Mortgage TD Bank - Plainville	2,120	-
Term note TD Bank	2,352	$2,954
Mortgage TD Bank - Newington	2,400	2,473
Mortgage Farmington Savings - New Britain Ave.	1,189	1,301
Mortgage TD Bank - Spring Lane	1,175	1,246
Term note TD Bank - EBTEC	3,383	-
Mortgage TD Bank - EBTEC	883	-
Term note TD Bank	3,799	4,751
Term note TD Bank	1,228	1,663
Term note TD Bank	-	207
Equipment line of credit (reflected as term note)	4,700	-
	29,769	14,595
Less - current (1)	(5,701)	(2,450)
	$24,068	$12,145
(1)	Includes the $2,120 mortgage on the Plainville facility which is due in full upon the earlier of the sale of the facility or July 31, 2013.

Schedule of Maturities of Long-term Debt [Table Text Block]	Aggregate annual maturities of long-term debt for the five year period subsequent to December 29, 2012, are as follows:
2013	$5,701
2014	5,444
2015	3,644
2016	2,992
2017	2,629
thereafter	9,359